Income Taxes - Disclosure of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current income tax expense	$ 156	$ 196
Deferred income tax recovery	(768)	(661)
Income tax (expense) recovery	$ (612)	$ (465)